Consolidated Statements of Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Loss
Net loss	¥ (276,412)	¥ (98,584)	¥ (129,999)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(130,131)	(118,491)	4,114
Comprehensive loss	¥ (406,543)	¥ (217,075)	¥ (125,885)